UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Dryden Global Total Return Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	William V. Healey
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-2991

Date of fiscal year end:	12/31/2004

Date of reporting period:	6/30/2004

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Dryden Global Total Return Fund, Inc.

JUNE 30, 2004	SEMIANNUAL REPORT

FUND TYPE

Global/international bond

OBJECTIVE

Total return made up of current income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

August 16, 2004

We hope that you find the semiannual report for the Dryden Global Total Return Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may also be thinking where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity of having at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden mutual funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden mutual funds.

Sincerely,

Judy A. Rice, President

Dryden Global Total Return Fund, Inc.

Dryden Global Total Return Fund, Inc.

1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden
Global Total Return Fund, Inc. (the Fund) is total return made up of current income and capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 6/30/04

Six Months

One Year

Five Years

Ten Years

Since Inception[2]

Class A

–2.52
%

3.52
%

24.99
%

93.48
%

316.30
%

Class B

–2.87

2.89

21.45

N/A

47.42

Class C

–2.77

3.14

21.86

N/A

47.93

Class Z

–2.40

3.92

26.56

N/A

41.02

Citigroup WGBI–Unhedged[3]

–1.53

5.65

40.27

88.70

***

Lipper Global Income Funds Avg.[4]

–1.08

3.39

35.25

93.46

****

Average Annual Total Returns[1] as of 6/30/04

One Year

Five Years

Ten Years

Since Inception[2]

Class A

–1.13
%

3.60
%

6.33
%

7.98
%

Class B

–1.70

3.81

N/A

4.69

Class C

2.23

4.03

N/A

4.74

Class Z

3.92

4.82

N/A

4.83

Citigroup WGBI–Unhedged[3]

5.65

7.00

6.56

***

Lipper Global Income Funds Avg.[4]

3.39

6.17

6.73

****

Distributions and Yields[1] as of 6/30/04

Total Distributions Paid for Six Months

30-Day SEC Yield

Class A

$0.44

1.93
%

Class B

$0.41

1.26

Class C

$0.42

1.51

Class Z

$0.45

2.27

2

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The cumulative total returns do not reflect the
deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.50%. Under certain circumstances,
Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

1Past performance numbers, with the exception of six-month, one-, and five-year returns, do not fully reflect the higher operating expenses incurred since the Fund commenced operations as an open-end mutual fund on January 15, 1996. If these expenses had been applied since the Fund’s inception, past performance returns would have been lower. Prior to January 15, 1996, the Fund operated as a closed-end fund with shares being traded on the New York Stock Exchange.

Source: Prudential
Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares.

2Inception dates: Class A, 7/7/86; Class B and Class C, 1/15/96; and Class Z, 3/17/97.

3The Citigroup World Government Bond Index (WGBI)–Unhedged (formerly known as the Salomon Smith Barney World Government Bond Index–Unhedged) is a market capitalization-weighted index consisting of the government bond markets of 21 countries, which are selected based on market capitalization and investability criteria. All issues have a remaining maturity of at least one year.

4The Lipper Global Income Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Global Income Funds category for the periods noted. Funds in the Lipper Average invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. Investors cannot invest directly in an index. The returns for Citigroup WGBI–Unhedged and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***Citigroup WGBI–Unhedged Closest Month-End to Inception cumulative total returns are 291.51% for Class A, 57.88% for Class B and Class C, and 56.98% for Class Z. Citigroup WGBI–Unhedged Closest Month-End to Inception average annual total returns are 7.92% for Class A, 5.58% for Class B and Class C, and 6.42% for Class Z.

****Lipper Average Closest Month-End to Inception cumulative total returns are 273.92% for Class A, 60.10% for Class B and Class C, and 49.04% for Class Z. Lipper Average Closest
Month-End to Inception average annual total returns are 7.63% for Class A, 5.66% for Class B and Class C, and 5.59% for Class Z.

Five Largest Issues expressed as a percentage of net assets as of 6/30/04

Japanese Government Bonds, 0.30%, 3/20/08

5.6
%

German Government Bonds, 2.00%, 3/10/06

4.6

United Kingdom Treasury Bonds, 7.50%, 12/7/06

4.5

Japanese Government Bonds, 1.60%, 3/21/11

4.5

United States Treasury Notes, 2.625%, 3/15/09

4.3

Issues are subject to change.

Dryden Global Total Return Fund, Inc.

3

This Page Intentionally Left Blank

Portfolio of Investments

as of June 30, 2004 (Unaudited)

Principal Amount (000)

Description

US$ Value (Note 1)

LONG-TERM INVESTMENTS 94.1%

Canada 3.0%

Canadian Government Bonds,

CAD
4,180

3.00%, 6/1/06

$
3,102,693

2,045

4.25%, 9/1/08

1,533,106

725

5.25%, 6/1/13

555,342

755

5.75%, 6/1/29

593,526

5,784,667

Eurobonds 35.0%

Austrian Government Bonds,

EUR
1,870

5.50%, 1/15/10

2,468,552

6,390

4.30%, 7/15/14

7,735,678

910

Bank of America Corp.,

3.625%, 3/3/08

1,108,337

985

Citigroup, Inc.,

4.625%, 11/14/07

1,240,136

3,320

French Government Bonds,

8.50%, 4/25/23

5,909,464

German Government Bonds,

1,355

2.50%, 3/18/05

1,651,510

7,280

2.00%, 3/10/06

8,764,212

1,655

4.00%, 2/16/07

2,061,863

6,465

3.50%, 10/10/08

7,881,374

5,225

3.25%, 4/17/09

6,267,560

2,030

4.25%, 7/4/14

2,457,429

500

HSBC Capital Funding LP,

8.03%, 4/17/49

733,093

390

ING Verzekeringen NV,

6.375%, 5/7/27

521,224

Italian Government Bonds,

1,935

5.50%, 11/1/10

2,559,270

1,065

6.00%, 5/1/31

1,474,155

Netherland Government Bonds,

3,635

5.25%, 7/15/08

4,725,466

1,445

5.00%, 7/15/11

1,862,312

Spanish Government Bonds,

4,785

5.35%, 10/31/11

6,282,776

1,070

5.75%, 7/30/32

1,460,637

67,165,048

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.

5

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Principal Amount (000)

Description

US$ Value (Note 1)

Hungary 0.4%

HUF
147,840

Hungarian Government Bonds,

7.00%, 4/12/06

$
671,845

Japan 19.6%

Japanese Government Bonds,

JPY
1,189,950

0.30%, 3/20/08

10,812,225

634,200

0.80%, 6/20/09

5,805,242

80,850

1.80%, 3/22/10

774,660

911,650

1.60%, 3/21/11

8,559,810

640,900

1.10%, 9/20/12

5,668,689

142,450

1.30%, 3/20/14

1,253,113

287,850

1.60%, 6/20/14

2,598,736

262,500

1.70%, 6/20/33

1,969,923

37,442,398

Poland 1.0%

Poland Government Bonds,

PLN
7,585

5.75%, 6/24/08

1,929,560

Sweden 1.0%

SEK
13,230

Swedish Government Bonds,

5.00%, 1/28/09

1,828,994

United Kingdom 9.0%

Deutsche Telecom International Finance BV,

GBP
780

7.125%, 6/15/05

1,441,932

International Nederland Bank NV,

410

7.00%, 10/5/10

788,713

Italian Government Bonds,

1,475

6.00%, 8/4/28

2,878,187

United Kingdom Treasury Bonds,

4,490

7.50%, 12/7/06

8,614,885

2,020

5.00%, 9/7/14

3,598,430

17,322,147

United States 25.1%

Corporate Bonds 1.3%

USD
170

Alcan, Inc.,

5.20%, 1/15/14

166,254

450

Chohung Bank, FRN,

6.18%, 1/7/05

459,000

See Notes to Financial Statements.

6

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Principal Amount (000)

Description

US$ Value (Note 1)

USD
765

Fideicomiso Petacalco,

10.16%, 12/23/09

$
869,619

400

Goldman Sachs Group, Inc.,

5.25%, 10/15/13

388,393

430

Kazkommerts Intl. Bv,

7.875%, 4/7/14

402,050

220

Korea Exchange Bank,

13.75%, 6/30/10

238,700

30

Telefonica Europe BV,

7.75%, 9/15/10

34,312

2,558,328

Sovereign Bonds 0.8%

1,045

Federal Republic of Brazil,

9.25%, 10/22/10

990,137

Federal Republic of Russia,

210

10.00%, 6/26/07

234,938

275

5.00%, 3/31/30

251,109

1,476,184

U.S. Government Obligations 23.0%

United States Treasury Bonds,

5,335

5.375%, 2/15/31

5,380,641

United States Treasury Notes,

375

1.875%, 9/30/04,(a)(b)

375,469

3,715

2.125%, 10/31/04,(b)

3,722,111

2,148

3.25%, 8/15/07

2,149,929

6,635

3.125%, 10/15/08

6,502,041

2,185

3.25%, 1/15/09

2,143,007

8,595

2.625%, 3/15/09

8,178,005

1,380

6.00%, 8/15/09

1,516,437

405

4.00%, 11/15/12

392,106

6,305

4.00%, 2/15/14

6,008,961

60

4.75%, 5/15/14

60,626

4,950

11.25%, 2/15/15

7,636,533

44,065,866

48,100,378

Total long-term investments (cost US$176,359,608)

180,245,037

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.

7

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Shares

Description

US$ Value (Note 1)

SHORT-TERM INVESTMENT 5.0%

Mutual Fund

9,608,063

Dryden Core Investment Fund - Taxable Money Market Series (cost $9,608,063; Note 3)

$
9,608,063

Total Investments 99.1% (cost $185,967,671; Note 5)

189,853,100

Other assets in excess of liabilities 0.9%

1,695,988

Net Assets 100%

$
191,549,088

Portfolio securities are classified according to the
security’s currency denomination.

(a)
Pledged as initial margin on financial futures contracts.

(b)
Percentages quoted represent yield–to-maturity as of purchase date.

CAD—Canadian
dollar.

EUR—Euro.

FRN—Floating Rate Note.

GBP—Pound Sterling.

HUF—Hungarian Forint.

JPY—Japanese Yen.

PLN—Polish Zlotych.

SEK—Swedish Krona.

The industry classification of portfolio holdings and other assets shown as a percentage of net assets as of June 30, 2004 was as follows:

Foreign Government Obligations

67.3
%

U.S. Government Obligations

23.0

Mutual Fund

5.0

Banks

3.4

Life Insurance

0.3

Metal

0.1

Other assets in excess of liabilities (including Taxable Money Market Series)

0.9

100
%

See Notes to Financial Statements.

8

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Financial Statements

JUNE 30, 2004

SEMIANNUAL REPORT

Dryden Global Total
Return Fund, Inc.

Statement of Assets and Liabilities

as of June 30, 2004 (Unaudited)

Assets

Investments, at value (cost $185,967,671)

$
189,853,100

Foreign currency, at value (cost $104,668)

112,256

Receivable for investments sold

11,476,887

Dividends and interest receivable

2,699,975

Unrealized appreciation on forward currency contracts

902,963

Receivable for Fund shares sold

24,735

Prepaid assets

10,894

Total assets

205,080,810

Liabilities

Payable for investments purchased

12,589,533

Unrealized depreciation on forward currency contracts

304,777

Payable for Fund shares reacquired

224,960

Accrued expenses and other liabilities

172,418

Management fee payable

106,916

Due to broker—variation margin

65,044

Distribution fee payable

43,472

Payable to custodian

23,511

Deferred directors’ fees

763

Withholding tax payable

328

Total liabilities

13,531,722

Net Assets

$
191,549,088

Net assets were comprised of:

Common stock, at par

$
277,735

Paid-in capital in excess of par

208,606,413

208,884,148

Distributions in excess of net investment income

(5,913,487
)

Accumulated net realized loss on investment and foreign currency transactions

(15,751,568
)

Net unrealized appreciation on investments and foreign currencies

4,329,995

Net assets June 30, 2004

$
191,549,088

See Notes to Financial Statements.

10

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Class A

Net asset value and redemption price per share ($178,217,830 ÷ 25,844,983 shares of common stock issued and outstanding)

$
6.90

Maximum sales charge (4.50% of offering price)

0.33

Maximum offering price to public

$
7.23

Class B

Net asset value, offering price and redemption price per share ($7,327,101 ÷ 1,058,951 shares of common stock issued and outstanding)

$
6.92

Class C

Net asset value, offering price and redemption price per share ($1,016,828 ÷ 147,460 shares of common stock issued and outstanding)

$
6.90

Class Z

Net asset value, offering price and redemption price per share ($4,987,329 ÷ 722,150 shares of common stock issued and outstanding)

$
6.91

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.

11

Statement of Operations

Six Months Ended June 30, 2004 (Unaudited)

Net Investment Income

Income

Interest (net of foreign withholding taxes of $12,477)

$
2,909,864

Dividends

66,249

2,976,113

Expenses

Management fee

757,674

Distribution fee—Class A

235,155

Distribution fee—Class B

41,014

Distribution fee—Class C

3,579

Transfer agent’s fees and expenses

204,000

Custodian’s fees and expenses

133,000

Reports to shareholders

47,000

Registration fees

20,000

Legal fees and expenses

18,000

Audit fee

17,000

Directors’ fees

5,000

Miscellaneous

6,861

Total expenses

1,488,283

Less: expense subsidy

(12,779
)

Total expenses

1,475,504

Net investment income

1,500,609

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions

Net realized gain (loss) on:

Investment transactions

4,561,652

Foreign currency transactions

(1,231,089
)

Financial futures contracts transactions

557,400

3,887,963

Net change in unrealized appreciation (depreciation) on:

Investments

(10,257,945
)

Foreign currencies

11,719

Financial futures contracts

(197,126
)

(10,443,352
)

Net loss on investments and foreign currencies

(6,555,389
)

Net Decrease In Net Assets Resulting From Operations

$
(5,054,780
)

See Notes to Financial Statements.

12

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Statement of Changes in Net Assets

(Unaudited)

Six Months Ended June 30, 2004

Year Ended December 31, 2003

Increase (Decrease) In Net Assets

Operations

Net investment income

$
1,500,609

$
3,289,482

Net realized gain on investment and foreign currency transactions

3,887,963

22,717,064

Net change in unrealized appreciation (depreciation) on investments and foreign currencies

(10,443,352
)

1,663,466

Net increase (decrease) in net assets resulting from operations

(5,054,780
)

27,670,012

Dividends from net investment income (Note 1)

Class A

(11,321,235
)

(15,873,792
)

Class B

(451,946
)

(588,720
)

Class C

(59,353
)

(63,425
)

Class Z

(292,442
)

(402,702
)

(12,124,976
)

(16,928,639
)

Fund share transactions (Net of share conversions) (Note 6)

Net proceeds from shares sold

4,389,177

19,510,499

Net asset value of shares issued in reinvestment of dividends

6,142,375

8,311,617

Cost of shares reacquired

(14,933,135
)

(48,829,240
)

Decrease in net assets from Fund share transactions

(4,401,583
)

(21,007,124
)

Total decrease

(21,581,339
)

(10,265,751
)

Net Assets

Beginning of period

213,130,427

223,396,178

End of period (a)

$
191,549,088

$
213,130,427

(a) Includes undistributed net investment income of

$
—

$
4,710,880

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.

13

Notes to Financial Statements
(Unaudited)

Dryden Global Total Return Fund, Inc. (the “Fund”), is an
open-end, non-diversified management investment company. The Fund's investment objective is to seek total return made up of current income and capital appreciation.

The Fund seeks to achieve this objective by investing at least 65% of its total assets in income-producing debt securities issued by the U.S. and foreign corporations and governments, supranational organizations, semi-government entities or governmental agencies, authorities or instrumentalities and short-term bank debt securities or bank deposits. The Fund invests primarily in investment-grade securities denominated in U.S. dollars and in foreign currencies.

Note 1. Accounting Policies

The following is a summary of significant
accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: In valuing the Fund’s assets, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the then current currency value. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange or market on the day of valuation or, if there was no sale on such a day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which he primary market is believed by Prudential Investments LLC (“PI” or
“Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Corporate bonds, U.S. Government securities and convertible debt securities traded in the over-the-counter market, including securities listed on exchanges whose primary market is believed to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Future contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale-on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations

14

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are not readily available, or whose values have been
affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with Board of Director’s approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock
Exchange on the date of the valuation.

Short-term securities which mature in sixty days
or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other
assets and liabilities-at the current rates of exchange.

(ii) purchases
and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the period. Accordingly, such realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency
transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, discount and foreign withholding taxes

Dryden Global Total Return Fund, Inc.

15

Notes to Financial Statements (Unaudited)

Cont’d

recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains or losses resulting from the valuing of foreign currency denominated assets (excluding investments) and liabilities at year-end exchange rates are reflected as a component of net unrealized appreciation or depreciation on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability and the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase
(long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund
invests in financial futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Forward Currency
Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain

16

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or loss is realized on the settlement date of the
contract equal to the difference between the trade date and settlement value. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Financial futures
contracts and forward currency contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Security Transactions and Net Investment Income: Security transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income including amortization of premium and accretion of discount on debt securities as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: Dividends are declared and paid quarterly. Distributions of capital gains, if any, will be declared at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principals, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid-in-capital when they arise.

Taxes: It is the Fund's policy to continue to
meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of
the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Dryden Global Total Return Fund, Inc.

17

Notes to Financial Statements (Unaudited)

Cont’d

Note 2. Agreements

The Fund has a management agreement with
PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc.
(“PIM”). The subadvisory agreement provides that the subadvisor will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the subadvisor is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .75 of 1% of the Fund's average daily net assets up to $500 million, .70 of 1% of such assets between $500 million and $1 billion, and .65 of 1% of such assets in excess of $1 billion.

As of June 1, 2004, PI has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes, & brokerage commissions)
to 1.35%, 2.10%, 1.85%, 1.10% of the average daily net assets of the Class A, B, C, and Z shares, respectively.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, B, C and Z shares of the
Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B, and C shares, respectively. For the six months ended June 30, 2004, PIMS contractually agreed to limited such fee to .25 of 1%, 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively.

PIMS has advised the Fund that it has received approximately $19,700 and $300 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended June 30, 2004. From these fees, PIMS paid

18

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a substantial part of such sales charges to dealers,
which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended June 30, 2004, it received approximately $8,300 and $500 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc.
(“Prudential”).

The Fund, along with other affiliated registered investment
companies (the ”Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The SCA provided for a commitment of $800 million, through April 30, 2004, and allowed the Funds to increase the commitment to $1 billion, if necessary. Effective May 1, 2004, the commitment provided by the SCA was reduced to $500 million and the SCA was renewed under the same terms and conditions. The expiration date of the renewed SCA is October 29,2004. Interest on any borrowings will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was April 30, 2004. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2004.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended June 30, 2004, the Fund incurred fees of approximately $157,900 for the services of PMFS. As of June 30, 2004, approximately $25,800 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national mutual fund clearing system. The Fund incurred approximately $15,700 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”), an affiliate of PI, was approximately $12,400 for the six months ended June 30, 2004. As of June 30, 2004, approximately $2,000 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of
Operations.

Dryden Global Total Return Fund, Inc.

19

Notes to Financial Statements (Unaudited)

Cont’d

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended June 30, 2004, the Fund earned income of approximately $66,200 from the Series by investing it’s excess cash.

Note 4. Portfolio Securities

Purchases and sales of investment
securities, other than short-term investments for the six months ended June 30, 2004, aggregated $249,215,866 and $256,509,820 respectively.

During the six months ended June 30, 2004, the Fund entered into financial futures contracts. Details of open contracts at June 30, 2004, are as follows:

Number of Contracts

Type

Expiration Date

Value at Trade Date

Value at June 30, 2004

Unrealized Appreciation (Depreciation)

Short Positions:

179

10-yr T-Notes

Sep. 2004

$
19,284,495

$
19,569,734

$
(285,239
)

33

2-yr T-Notes

Sep. 2004

6,945,383

6,948,047

(2,664
)

Long Positions:

30

U.S. T-Notes

Sep. 2004

3,127,209

3,191,250

64,041

46

5-yr T-Notes

Sep. 2004

4,976,712

4,999,625

22,913

109

2-yr German Gov’t Bonds

Sep. 2004

13,992,380

14,002,804

10,424

20

10-yr German Gov’t Bonds

Sep. 2004

2,730,927

2,753,279

22,352

9

5-yr German Gov’t Bonds

Sep. 2004

1,204,061

1,207,768

3,707

$
(164,466
)

At June 30, 2004 the Fund had outstanding
forward currency contracts to purchase and sell foreign currencies as follows:

Foreign Currency Purchase Contracts

Current Value

Value at Settlement Date Payable

Unrealized Appreciation

Unrealized Depreciation

Australian Dollars, expiring 7/21/04

$
620,356

$
615,521

$
4,835

$
—

Danish Krones, expiring 7/15/04

2,252,741

2,226,841

25,900

—

Euros,

expiring 7/12/04

4,305,602

4,345,543

—

(39,941
)

expiring 7/12/04

3,914,492

3,881,600

32,892

—

expiring 7/12/04

4,230,698

4,199,700

30,998

—

expiring 7/12/04

4,322,171

4,279,500

42,671

—

20

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Foreign Currency Purchase Contracts

Current Value

Value at Settlement Date Payable

Unrealized Appreciation

Unrealized Depreciation

Euros,

expiring 7/12/04

$
962,041

$
948,941

$
13,100

$
—

expiring 7/12/04

7,775,006

7,769,880

5,126

—

expiring 7/12/04

1,091,384

1,090,799

585

—

expiring 7/12/04

7,765,442

7,726,206

39,236

—

Japanese Yen,

expiring 7/12/04

24,198,626

24,081,004

117,622

—

expiring 7/12/04

242,374

241,956

418

—

expiring 7/12/04

7,773,503

7,662,600

110,903

—

Norwegian Krone,

expiring 7/12/04

5,027,485

5,048,541

—

(21,056
)

expiring 7/12/04

564,684

562,449

2,235

Polish Zloty,

expiring 7/21/04

117,494

117,611

—

(117
)

Pound Sterling,

expiring 7/12/04

226,767

229,773

—

(3,006
)

expiring 7/12/04

7,688,403

7,728,110

—

(39,707
)

Swiss Francs,

expiring 7/15/04

1,515,675

1,518,520

—

(2,845
)

$
84,594,944

$
84,275,095

$
426,521

$
(106,672
)

Foreign Currency Sale Contracts

Current Value

Value at Settlement Date Receivable

Unrealized Appreciation

Unrealized Depreciation

Canadian Dollars, expiring 7/13/04

$
723,212

$
717,542

$
—

$
(5,670
)

expiring 7/13/04

7,739,796

7,708,600

—

(31,196
)

expiring 7/13/04

1,152,768

1,148,105

—

(4,663
)

Euros,

expiring 7/12/04

5,795,764

5,849,529

53,765

—

expiring 7/12/04

7,741,938

7,780,000

38,062

—

expiring 7/12/04

5,004,707

4,960,311

—

(44,396
)

expiring 7/12/04

7,779,203

7,728,110

—

(51,093
)

expiring 7/12/04

7,775,470

7,760,000

—

(15,470
)

Hungarian Forint,

expiring 7/21/04

596,440

576,597

—

(19,843
)

Japanese Yen,

expiring 7/12/04

3,998,005

4,017,900

19,895

—

expiring 7/12/04

4,139,863

4,220,500

80,637

—

expiring 7/12/04

4,416,125

4,481,451

65,326

—

expiring 7/12/04

995,010

997,000

1,990

—

Norwegian Krone,

expiring 7/12/04

4,272,527

4,433,744

161,217

—

expiring 7/21/04

746,652

764,057

17,405

Polish Zloty,

expiring 7/21/04

302,343

293,298

—

(9,045
)

Pound Sterling,

expiring 7/12/04

7,742,935

7,726,206

—

(16,729
)

expiring 7/12/04

8,631,602

8,669,747

38,145

—

$
79,554,360

$
79,832,697

$
476,442

$
(198,105
)

Dryden Global Total Return Fund, Inc.

21

Notes to Financial Statements (Unaudited)

Cont’d

Note 5. Tax Information

For federal income tax purposes, the fund had a capital loss carry forward as of December 31, 2003, of approximately $18,405,800, of which $2,259,700 expires in 2007, $5,073,400 expires in 2008, $3,490,900 expires in 2009 and $ 7,581,800 expires in 2010. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2004 were as follows:

Tax Basis

Appreciation

Depreciation

Total Net Unrealized Appreciation

$187,137,853

$5,538,633

($2,813,386)

$2,725,247

The differences between book and tax basis are
primarily attributable to deferred losses on wash sales and amortization premiums.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z
shares. Class A shares are sold with a front-end sales charge of up to 4.5%. In some limited circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge for the first fiscal year. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Prior to
February 2, 2004, Class C shares were sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge and the contingent deferred sales charge (CDSC) for Class C shares is 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

22

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There are 2 billion authorized shares of common stock
at $.01 par value per share, divided equally into Class A, B, C and Z shares.

Transactions in shares of common stock were as follows:

Class A

Shares

Amount

Six months ended June 30, 2004:

Shares sold

243,803

$
1,788,266

Shares issued in reinvestment of dividends and distributions

760,588

5,405,535

Shares reacquired

(1,659,891
)

(12,045,037
)

Net increase (decrease) in shares outstanding before conversion

(655,500
)

(4,851,236
)

Shares issued upon conversion from Class B

53,543

386,242

Net increase (decrease) in shares outstanding

(601,957
)

$
(4,464,994
)

Year ended December 31, 2003:

Shares sold

1,806,486

$
13,428,426

Shares issued in reinvestment of dividends and distributions

1,002,831

7,356,164

Shares reacquired

(5,784,773
)

(43,220,642
)

Net increase (decrease) in shares outstanding before conversion

(2,975,456
)

(22,436,052
)

Shares issued upon conversion from Class B

86,520

659,185

Net increase (decrease) in shares outstanding

(2,888,936
)

$
(21,776,867
)

Class B

Six months ended June 30, 2004:

Shares sold

112,110

$
820,146

Shares issued in reinvestment of dividends and distributions

57,424

409,272

Shares reacquired

(199,761
)

(1,428,707
)

Net increase (decrease) in shares outstanding before conversion

(30,227
)

(199,289
)

Shares issued upon conversion from Class A

(53,543
)

(386,242
)

Net increase (decrease) in shares outstanding

(83,770
)

$
(585,531
)

Year ended December 31, 2003:

Shares sold

412,603

$
3,076,114

Shares issued in reinvestment of dividends and distributions

71,935

528,301

Shares reacquired

(296,695
)

(2,197,517
)

Net increase (decrease) in shares outstanding before conversion

187,843

1,406,898

Shares issued upon conversion from Class A

(86,499
)

(659,185
)

Net increase (decrease) in shares outstanding

101,344

$
747,713

Dryden Global Total Return Fund, Inc.

23

Notes to Financial Statements (Unaudited)

Cont’d

Class C

Shares

Amount

Six months ended June 30, 2004:

Shares sold

47,158

$
344,095

Shares issued in reinvestment of dividends and distributions

7,688

54,674

Shares reacquired

(27,662
)

(200,335
)

Net increase (decrease) in shares outstanding

27,184

$
198,434

Year ended December 31, 2003:

Shares sold

56,175

$
418,335

Shares issued in reinvestment of dividends and distributions

7,609

55,800

Shares reacquired

(36,396
)

(270,629
)

Net increase (decrease) in shares outstanding

27,388

$
203,506

Class Z

Six months ended June 30, 2004:

Shares sold

200,039

$
1,436,670

Shares issued in reinvestment of dividends and distributions

38,381

272,894

Shares reacquired

(172,798
)

(1,259,056
)

Net increase (decrease) in shares outstanding

65,622

$
450,508

Year ended December 31, 2003:

Shares sold

347,039

$
2,587,624

Shares issued in reinvestment of dividends and distributions

50,594

371,352

Shares reacquired

(423,263
)

(3,140,452
)

Net increase (decrease) in shares outstanding

(25,630
)

$
(181,476
)

Note 7. Change in Independent Registered
Public Accounting Firm

PricewaterhouseCoopers LLP was previously the independent
registered public accounting firm for the Fund. The decision to change the independent registered public accounting firm was approved by the Audit Committee and by the Board of Directors in a meeting held on September 2, 2003, resulting in KPMG
LLP’s appointment as independent auditors of the Fund.

The reports on the financial
statements of the Fund audited by PricewaterhouseCoopers LLP through the year ended December 31, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope of accounting principles. There were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

24

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Financial Highlights

JUNE 30, 2004

SEMIANNUAL REPORT

Dryden Global Total
Return Fund, Inc.

Financial Highlights (Unaudited)

Class A

Six Months Ended June 30, 2004(b)

Per Share Operating Performance:

Net Asset Value, Beginning Of Period

$
7.51

Income from investment operations

Net investment income

.05

Net realized and unrealized gain (loss) on investment and foreign currencies

(.22
)

Total from investment operations

(.17
)

Less Distributions

Dividends from net investment income

(.44
)

Tax return of capital distributions

—

Total distributions

(.44
)

Net asset value, end of period

$
6.90

Total Return(a):

(2.52
)%

Ratios/Supplemental Data:

Net assets, end of period (000)

$
178,218

Average net assets (000)

$
189,158

Ratios to average net assets:

Expenses, including distribution and service (12b-1) fees(c)

1.45
%(d)

Expenses, excluding distribution and service (12b-1) fees

1.20
%(d)

Net investment income

1.51
%(d)

For Class A, B, C and Z shares:

Portfolio turnover rate

131
%(e)

(a)
Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

(b)
Calculated based upon weighted average shares outstanding during the period.

(c)
The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of 1% of the average daily net assets of the Class A shares.

(d)
Annualized.

(e)
Not Annualized.

See Notes to Financial Statements.

26

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Class A

Year Ended December 31,

2003(b)

2002

2001(b)

2000

1999(b)

$
7.17

$
6.80

$
7.10

$
7.26

$
8.03

.11

.26

.32

.42

.44

.82

.41

(.33
)

(.18
)

(.75
)

.93

.67

(.01
)

.24

(.31
)

(.59
)

(.30
)

(.24
)

—

(.33
)

—

—

(.05
)

(.40
)

(.13
)

(.59
)

(.30
)

(.29
)

(.40
)

(.46
)

$
7.51

$
7.17

$
6.80

$
7.10

$
7.26

13.44
%

10.13
%

(.15
)%

3.49
%

(3.95
)%

$
198,688

$
210,353

$
223,683

$
208,101

$
257,548

$
206,127

$
212,828

$
226,129

$
225,914

$
166,940

1.43
%

1.46
%

1.52
%

1.62
%

1.75
%

1.18
%

1.21
%

1.27
%

1.37
%

1.50
%

1.52
%

3.78
%

4.50
%

5.74
%

6.00
%

251
%

252
%

237
%

436
%

132
%

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.

27

Financial Highlights (Unaudited)

Cont’d

Class B

Six Months Ended June 30, 2004(b)

Per Share Operating Performance:

Net Asset Value, Beginning Of Period

$
7.53

Income from investment operations

Net investment income

.03

Net realized and unrealized gain (loss) on investment and foreign currencies

(.23
)

Total from investment operations

(.20
)

Less Distributions

Dividends from net investment income

(0.41
)

Tax return of capital distributions

—

Total distributions

(0.41
)

Net asset value, end of period

$
6.92

(2.87
)%

Total Return(a):

Ratios/Supplemental Data:

Net assets, end of period (000)

$
7,327

Average net assets (000)

$
8,248

Ratios to average net assets:

Expenses, including distribution and service (12b-1) fees

2.20
%(c)

Expenses, excluding distribution and service (12b-1) fees

1.20
%(c)

Net investment income

.79
%(c)

(a)
Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

(b)
Calculated based upon weighted average shares outstanding during the period.

(c)
Annualized.

See
Notes to Financial Statements.

28

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Class B

Year Ended December 31,

2003(b)

2002

2001(b)

2000

1999(b)

$
7.18

$
6.81

$
7.10

$
7.26

$
8.03

.05

.21

.28

.37

.40

.84

.41

(.31
)

(.17
)

(.76
)

.89

.62

(.03
)

.20

(.36
)

(.54
)

(.25
)

(.21
)

—

(.28
)

—

—

(.05
)

(.36
)

(.13
)

(.54
)

(.25
)

(.26
)

(.36
)

(.41
)

$
7.53

$
7.18

$
6.81

$
7.10

$
7.26

12.72
%

9.28
%

(.49
)%

2.82
%

(4.35
)%

$
8,602

$
7,480

$
7,241

$
6,145

$
7,810

$
8,172

$
7,461

$
7,120

$
6,821

$
4,642

2.18
%

2.21
%

2.02
%

2.12
%

2.25
%

1.18
%

1.21
%

1.27
%

1.37
%

1.50
%

.77
%

3.02
%

4.01
%

5.24
%

5.49
%

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.

29

Financial Highlights (Unaudited)

Cont’d

Class C

Six Months Ended June 30, 2004(b)

Per Share Operating Performance:

Net Asset Value, Beginning Of Period

$
7.51

Income from investment operations

Net investment income

.03

Net realized and unrealized gain (loss) on investment and foreign currencies

(.22
)

Total from investment operations

(.19
)

Less Distributions

Dividends from net investment income

(.42
)

Tax return of capital distributions

—

Total distributions

(.42
)

Net asset value, end of period

$
6.90

(2.77
)%

Total Return(a):

Ratios/Supplemental Data:

Net assets, end of period (000)

$
1,017

Average net assets (000)

$
960

Ratios to average net assets:

Expenses, including distribution and service (12b-1) fees(c)

1.95
%(d)

Expenses, excluding distribution and service (12b-1) fees

1.20
%(d)

Net investment income

.96
%(d)

(a)
Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

(b)
Calculated based upon weighted average shares outstanding during the period.

(c)
The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .75% of 1% of the average daily net assets of the Class C shares.

(d)
Annualized.

See
Notes to Financial Statements.

30

Visit our website at www.jennisondryden.com

Class C

Year Ended December 31,

2003(b)

2002

2001(b)

2000

1999(b)

$
7.17

$
6.81

$
7.10

$
7.26

$
8.03

.07

.22

.28

.36

.40

.83

.40

(.31
)

(.16
)

(.76
)

.90

.62

(.03
)

.20

(.36
)

(.56
)

(.26
)

(.21
)

—

(.28
)

—

—

(.05
)

(.36
)

(.13
)

(.56
)

(.26
)

(.26
)

(.36
)

(.41
)

$
7.51

$
7.17

$
6.81

$
7.10

$
7.26

12.88
%

9.37
%

(.49
)%

2.82
%

(4.35
)%

$
904

$
666

$
719

$
424

$
561

$
815

$
741

$
564

$
482

$
354

1.93
%

1.96
%

2.02
%

2.12
%

2.25
%

1.18
%

1.21
%

1.27
%

1.37
%

1.50
%

1.01
%

3.28
%

3.97
%

5.29
%

5.51
%

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.

31

Financial Highlights (Unaudited)

Cont’d

Class Z

Six Months Ended June 30, 2004(b)

Per Share Operating Performance:

Net Asset Value, Beginning Of Period

$
7.52

Income from investment operations

Net investment income

.06

Net realized and unrealized gain (loss) on investment and foreign currencies

(.22
)

Total from investment operations

(.16
)

Less Distributions

Dividends from net investment income

(.45
)

Tax return of capital distributions

—

Total distributions

(.45
)

Net asset value, end of period

$
6.91

Total Return(a):

(2.40
)%

Ratios/Supplemental Data:

Net assets, end of period (000)

$
4,987

Average net assets (000)

$
4,791

Ratios to average net assets:

Expenses, including distribution and service (12b-1) fees

1.20
%(c)

Expenses, excluding distribution and service (12b-1) fees

1.20
%(c)

Net investment income

1.71
%(c)

(a)
Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.

(b)
Calculated based upon weighted average shares outstanding during the period.

(c)
Annualized.

See
Notes to Financial Statements.

32

Visit our website at www.jennisondryden.com

Class Z

Year Ended December 31,

2003(b)

2002

2001(b)

2000

1999(b)

$
7.18

$
6.81

$
7.10

$
7.27

$
8.03

.13

.27

.35

.43

.42

.82

.42

(.33
)

(.18
)

(.71
)

.95

.69

.02

.25

(.29
)

(.61
)

(.32
)

(.25
)

—

(.34
)

—

—

(.06
)

(.42
)

(.13
)

(.61
)

(.32
)

(.31
)

(.42
)

(.47
)

$
7.52

$
7.18

$
6.81

$
7.10

$
7.27

13.71
%

10.37
%

.10
%

3.78
%

(3.74
)%

$
4,938

$
4,897

$
6,179

$
10,551

$
12,847

$
4,935

$
5,334

$
9,591

$
11,136

$
4,604

1.18
%

1.21
%

1.27
%

1.37
%

1.50
%

1.18
%

1.21
%

1.27
%

1.37
%

1.50
%

1.77
%

4.07
%

4.84
%

5.98
%

6.11
%

See Notes to Financial Statements.

Dryden Global Total Return Fund, Inc.

33

■ MAIL

■ TELEPHONE

■ WEBSITE

  Gateway Center Three   100 Mulberry
Street Newark, NJ 07102

(800) 225-1852

www.jennisondryden.com

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at
http://www.sec.gov.

DIRECTORS

  David E.A. Carson•Robert F. Gunia•Robert E. La Blanc•Douglas H. McCorkindale• Richard A. Redeker•Judy A. Rice•Robin B.
Smith•Stephen D. Stoneburn • Clay T. Whitehead

OFFICERS

Judy A. Rice, President•Robert F. Gunia, Vice President•Grace C. Torres, Treasurer and Principal Financial and Accounting Officer•William V. Healey, Chief Legal
Officer• Maryanne Ryan, Anti-Money Laundering Compliance Officer•Lee D. Augsburger, Chief Compliance Officer

MANAGER

Prudential Investments LLC

Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER

Prudential Investment Management, Inc.

Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR

Prudential Investment Management Services LLC

Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN

State Street Bank and Trust Company

One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT

Prudential Mutual Fund Services LLC

PO Box 8098 Philadelphia, PA 19101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

757 Third Avenue New York, NY 10017

FUND COUNSEL

Sullivan & Cromwell LLP

125 Broad Street New York, NY 10004

Dryden Global Total Return Fund, Inc.

Share Class

A

B

C

Z

NASDAQ

GTRAX

PBTRX

PCTRX

PZTRX

CUSIP

26243L105

26243L204

26243L303

26243L402

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of June 30, 2004 were not audited, and accordingly, no auditor’s opinion is expressed on them.

Quantitative Management Associates and Prudential Fixed Income are business units of Prudential Investment Management, Inc. (PIM), and Jennison Associates LLC is a subsidiary of PIM. Jennison Associates
LLC and PIM are registered investment advisers. PIM is a subsidiary of Prudential Financial, Inc.

E-DELIVERY

To receive your
mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY

MAY LOSE VALUE

ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Global Total Return Fund, Inc.

Share Class

A

B

C

Z

NASDAQ

GTRAX

PBTRX

PCTRX

PZTRX

CUSIP

26243L105

26243L204

26243L303

26243L402

MF169E2    IFS-A095341    Ed. 08/2004

Item 2 – Code of Ethics — Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants
– Not applicable.

Item 6 – Schedule of Investments – The
schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 9 – Submission of Matters to a Vote of Security Holders: None.

Item 10 – Controls and Procedures

(a)
It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)
There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 – Exhibits

(a)
Code of Ethics – Not applicable with semi-annual filing.

(b)
Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden
Global Total Return Fund, Inc.

By (Signature and Title)*

/s/ William V. Healey

William V. Healey

Chief Legal Officer

Date    August 20,
2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Judy A. Rice

Judy A. Rice

President and Principal Executive Officer

Date    August 20,
2004

By (Signature and Title)*

/s/ Grace C. Torres

Grace C. Torres

Treasurer and Principal Financial Officer

Date    August 20,
2004

*
Print the name and title of each signing officer under his or her signature.